SUPPLEMENT

Dated August 20, 2008

to the

Class IA Shares Prospectuses dated May 1, 2008

Class IB Shares Prospectuses dated May 1, 2008

 (collectively, the “Prospectuses”)

for Hartford HLS Funds

The Prospectuses are revised as follows effective August 25, 2008:

Hartford Global Communications HLS Fund

Hartford Global Equity HLS Fund

Hartford Global Financial Services HLS Fund

Hartford Global Technology HLS Fund

At a Special Meeting of Shareholders held on August 12, 2008, the shareholders of Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund (“Acquired Funds”) each approved an Agreement and Plan of Reorganization (the “Reorganization Agreements”) in connection with the reorganizations of the Acquired Funds with and into the Hartford Global Equity HLS Fund (“Acquiring Fund”).  The Reorganization Agreements contemplate (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds.  Each shareholder of the Acquired Funds will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Funds held by that shareholder as of the closing date of the Reorganization.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about August 22, 2208.  Following the Reorganizations, the Acquired Funds will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated August 20, 2008

to the Statement of Additional Information

 (the “SAI”)

for Hartford HLS Funds

dated May 1, 2008

The SAI is revised as follows effective August 25, 2008:

Hartford Global Communications HLS Fund

Hartford Global Equity HLS Fund

Hartford Global Financial Services HLS Fund

Hartford Global Technology HLS Fund

At a Special Meeting of Shareholders held on August 12, 2008, the shareholders of Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund (“Acquired Funds”) each approved an Agreement and Plan of Reorganization (the “Reorganization Agreements”) in connection with the reorganizations of the Acquired Funds with and into the Hartford Global Equity HLS Fund (“Acquiring Fund”).  The Reorganization Agreements contemplate (1) the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds.  Each shareholder of the Acquired Funds will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Funds held by that shareholder as of the closing date of the Reorganization.

The Reorganizations contemplated by the Reorganization Agreements will be effected on or about August 22, 2208.  Following the Reorganizations, the Acquired Funds will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund are hereby deleted.

This Supplement should be retained with your SAI for future reference.